STOCKHOLDERS' EQUITY (Details - Warrant activity) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants outstanding, beginning balance	229,628	177,028
Weighted Average Exercise Price, Warrants outstanding, beginning balance	$ 7.34	$ 8.91
Average Remaining Contractual Term, Warrants outstanding	1 month 29 days	1 year 7 months 28 days	1 year 9 months 14 days
Warrants issued	3,428,226	52,600
Weighted Average Exercise Price, Warrants issued	$ 4.14	$ 2.08
Warrants exercised	(117,188)
Weighted Average Exercise Price, Warrants exercised
Warrants forfeited	(4,307)
Weighted Average Exercise Price, Warrants forfeited
Warrants outstanding, ending balance	3,536,359	229,628	177,028
Weighted Average Exercise Price, Warrants outstanding, ending balance	$ 4.39	$ 7.34	$ 8.91